Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of the year	$ 812,012	$ 727,875
Acquisitions	0	84,137
Goodwill, end of the year	$ 812,012	$ 812,012